Income Taxes (Schedule Of Tax Effects Of Deferred Income Tax Assets And Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Net operating loss (NOL) carry forwards	$ 2,779.4		$ 2,837.0
Loans and direct financing leases	18.5		48.5
Basis difference in loans	288.2
Provision for credit losses	164.3		163.7
Accrued liabilities and reserves	183.1		91.7
FSA adjustments - aircraft and rail contracts	27.1		46.1
Deferred stock-based compensation	46.1		29.5
Other	126.5		135.1
Total gross deferred tax assets	3,633.2		3,351.6
Operating leases	(1,953.7)		(1,797.6)
Basis difference in mortgage backed securities	(145.4)
Basis difference in federal home loan bank stock	(33.0)
Non-U.S. unremitted earnings	(145.9)		(162.0)
Unrealized foreign exchange gains	(47.3)		(19.3)
Goodwill and intangibles	(123.8)		(62.4)
Other	(40.7)		(32.6)
Total deferred tax liabilities	(2,489.8)		(2,073.9)
Total net deferred tax asset before valuation allowances	1,143.4		1,277.7
Less: Valuation allowances	(341.0)	$ (690.0)	(1,122.4)
Net deferred tax asset (liability) after valuation allowances	$ 802.4		$ 155.3